SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of cash and cash equivalents

	As of December 31,
	2021	2020
Cash and cash equivalents	$15,506	$31,425
Restricted cash	—	100
	$15,506	$31,525

Schedule of Property and Equipment, net

Useful Lives
Computer equipment	3 – 7 years
Furniture and office equipment	5 – 7 years
Capitalized software	3 years

Schedule of definite lives and other long-lived assets

Amortization Period
Covenants not to compete	5 years
Trade name with definite life	20 years
Acquired technology	10 years
Customer relationships	5 – 10 years
Supplier relationships	15 years
Developed technology	5 – 10 years